Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

NOTE 4 – PROPERTY AND EQUIPMENT, net

Property and equipment, net, consists of the following as of:

	September 30, 2014	December 31, 2013
Research and development equipment	$-	$686,673
Leasehold improvements	-	153,161
Information technology equipment	31,892	105,319
Furniture and office equipment	10,161	78,678
Software	-	9,386
	42,053	1,033,217
Less accumulated depreciation	(19,619)	(1,007,176)
Total property and equipment, net	$22,434	$26,041

Depreciation expense was $1,783 and $5,241, for the three and nine-month periods ended September 30, 2014, respectively. Depreciation expense was $534 and $1,607, for the three and nine-month periods ended September 30, 2013, respectively.

During the three and nine month periods ended September 30, 2014, management recognized a loss of $0 related to the impairment of idle equipment and abandoned leasehold improvements and software.

NOTE 4 – PROPERTY AND EQUIPMENT, net

Property and equipment, net, consists of the following as of December 31:

	2013	2012
Research and development equipment	$686,673	$686,673
Leasehold improvements	153,161	153,161
Furniture and office equipment	78,678	78,678
Information technology equipment	105,319	75,060
Software	9,386	9,386
	1,033,217	1,002,958
Less accumulated depreciation	(1,007,176)	(1,001,554)
Total property and equipment, net	$26,041	$1,404

Depreciation expense was $5,622, $92,596, and $1,007,176, for the years ended December 31, 2013 and 2012, and for the period from inception (March 23, 2006) to December 31, 2013, respectively.